Acquisition of Non-controlling Interest	12 Months Ended
Mar. 31, 2022
Non Controlling Interests [Abstract]
Acquisition of Non-controlling Interest
40)	ACQUISTION OF NON-CONTROLLING INTEREST

In May 2019, the Group acquired an additional 27.6% equity interest in Empresa Digital Peruana SAC increasing its ownership from 72.4% to 100% for a cash consideration of USD 3,178. The transaction has resulted in increase in accumulated deficit of USD 3,178 forming part of equity attributable to owners of the Company.